Trade receivables (Tables)	6 Months Ended
Dec. 31, 2024
Trade receivables.
Schedule of trade receivables

	31 December	30 June	31 December
	2024	2024	2023
	£’000	£’000	£’000
Trade receivables	147,257	75,914	124,019
Less: provision for impairment of trade receivables	(11,898)	(10,985)	(18,133)
Net trade receivables	135,359	64,929	105,886
Less: non-current portion
Trade receivables	46,583	27,930	24,498
Current trade receivables	88,776	36,999	81,388